Exhibit 99.17

Data Compare Summary (Total)

Run Date - 2/24/2026 10:17:51 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	247	0.40%	247
State	0	247	0.00%	247
Zip	0	247	0.00%	247
Note Date	9	247	3.64%	247
Original Loan Amount	0	247	0.00%	247
Amortization Term	0	247	0.00%	247
Original Interest Rate	1	247	0.40%	247
Borrower Qualifying FICO	0	247	0.00%	247
Coborrower Qualifying FICO	1	169	0.59%	247
Amortization Type	0	247	0.00%	247
Representative FICO	0	247	0.00%	247
Property Type	3	247	1.21%	247
Lien Position	0	247	0.00%	247
Occupancy	0	247	0.00%	247
Purpose	0	247	0.00%	247
Appraised Value	2	247	0.81%	247
Contract Sales Price	3	175	1.71%	247
Balloon Flag	0	247	0.00%	247
Original CLTV	2	247	0.81%	247
Original LTV	2	247	0.81%	247
Origination Channel	0	247	0.00%	247
Appraisal Effective Date	2	247	0.81%	247
Investor: Qualifying Total Debt Ratio	5	247	2.02%	247
Initial Rate Lock Date	35	247	14.17%	247
Total	66	5,778	1.14%	247